Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Information Pertaining to Right of Use Assets

Information pertaining to right of use assets is summarized as follows:

	At December 31,
	2024	2023
Hostel and office equipment	$82,870	$112,573
Less: Accumulated amortization	(41,628)	(44,906)
Right of use assets, net	$41,242	$67,667

Schedule of Total Lease Cost

The Company recognized the following total lease cost related to the Company’s lease arrangements:

	Years Ended December 31,
	2024	2023	2022
Operating lease cost:
Operating lease	$49,019	$14,596	$10,247
Expenses relating to short-term leases	32,728	20,415	36,584
Total lease cost	$81,747	$35,011	$46,831

Other information related to leases for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022
Weighted-average remaining lease term - operating leases	1.9 years	2.5 years	1.2 years
Weighted-average discount rate - operating leases	3.35%	3.35%	3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$25,294	$73,603	$-
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$48,620	$14,903	$10,436

Schedule of Future Minimum Lease Payments

As of December 31, 2024, the present value of the net minimum lease payments are as follows:

Future Minimum Lease Payments	Operating Leases
2025	$36,558
2026	5,386
2027	553
2028	324
Total remaining lease payments (undiscounted)	42,821
Less imputed interest	(838)
Present value of lease liabilities	$41,983

Schedule of Financing Arrangement

The Company acquired motor vehicles under a hire purchase financing arrangement for a total of $0, $56,607 and $73,406 for the years ended December 2024, 2023 and 2022, respectively.

	At December 31,
	2024	2023
Finance lease liabilities	$154,796	$202,763
Less Finance lease liabilities – current	(54,484)	(52,041)
Finance lease liabilities – non-current	$100,312	$150,722

Schedule of Net Minimum Lease Payments

As of December 31, 2024, the net minimum lease payments are as follows:

Year Ended December 31,	Leases Payment
2025	$60,295
2026	52,845
2027	43,616
2028	8,622
165,378
Less imputed interest	(10,582)
Finance lease liabilities	$154,796
Finance lease liabilities – current	$54,484
Finance lease liabilities – non-current	$100,312